Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits (Detail)	12 Months Ended
	Dec. 31, 2013
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy
Interest rate description	Interest rate assumptions range from 2.9% to 9.0%
Interest rate, low end	2.90%
Interest rate, high end	9.00%
Estimation method	Present value of contractually specified future benefits
Other immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table
Estimation method	Present value of expected future benefits based on historical experience
Interest rate description	Interest rate assumptions range from 0% to 11.5%
Interest rate, low end	0.00%
Interest rate, high end	11.50%
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Estimation method	Net level premium reserve method using the Company's withdrawal experience rates; includes reserves for unpaid claims
Interest rate description	Interest rate assumptions range from 4.0% to 8.0%
Interest rate, low end	4.00%
Interest rate, high end	8.00%
Accident and health insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Estimation method	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Interest rate description	Interest rate assumptions range from 5.0% to 6.0%
Interest rate, low end	5.00%
Interest rate, high end	6.00%
Guaranteed death benefits
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Annuity 2000 mortality table with internal modifications	[1]
Estimation method	Projected benefit ratio applied to cumulative assessments	[1]
Interest rate description	Interest rate assumptions range from 4.0% to 5.8%	[1]
Interest rate, low end	4.00%	[1]
Interest rate, high end	5.80%	[1]

[1]	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").